Expenditure Commitments (Details)	12 Months Ended
Jun. 30, 2019 AUD ($) Lease
Expenditure Commitments (Textual)
Number of non-cancellable leases | Lease	2
Termination notice period for research and development contracts	30 days
Research and development termination commitments	$ 2,300,000
Not later than one year [Member]
Expenditure Commitments (Textual)
Commitments under non-cancellable operating lease contract	$ 94,726
Term of non-cancellable property lease	36 months
Later than one year and not later than three years [Member]
Expenditure Commitments (Textual)
Commitments under non-cancellable operating lease contract	$ 17,085
Term of non-cancellable property lease	24 months